Investment Objectives and Goals - Retail Class [Member] - TF Core Plus Completion Fund	Feb. 12, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Transamerica Core Plus Completion Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Seeks to provide high total return through a combination of current income and capital appreciation.